INVESTMENT SECURITIES (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Fair Value	€ 3,332		€ 9,916		$ 4,023
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	71		98	€ 9
Gross realized losses on sales of available for sale securities	(1)		(10)	(18)
Net realized gains/(losses) on sales of available-for-sale securities	70	$ 85	88	(9)
Other-Than-Temporary-Impairment	0		(2)	(26)
Net gains / (losses) on available for sale securities	70	$ 85	86	(35)
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less	278		1,993
Due from one to five years	788		5,609
Due from five to ten years	163		1,720
Due after ten years	1,655		283
Total debt securities	2,884		9,605
Equity securities and mutual fund units	35		45
Total	2,919		9,650
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less	278		1,998
Due from one to five years	805		5,680
Due from five to ten years	174		1,783
Due after ten years	2,008		386
Total debt securities	3,265		9,847
Equity securities and mutual fund units	67		69
Total	3,332		9,916
Greek government bonds
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	807		726
Gross Unrealized Gains	388		113
Gross unrealized (Losses)	0		0
Fair Value	1,195		839
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	40		4	1
Gross realized losses on sales of available for sale securities	0		(3)	(12)
Debt securities issued by other governments and public sector entities
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	1,643		8,540
Gross Unrealized Gains	18		131
Gross unrealized (Losses)	(28)		0
Fair Value	1,633		8,671
Fair Value
Fair Value Less than 12 months	1,220
Fair Value 12 months or longer	21
Fair Value Total	1,241
Unrealized Losses
Unrealized Losses Less than 12 months	(28)
Unrealized losses over one year	0
Unrealized Losses Total	(28)
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	19		67	1
Gross realized losses on sales of available for sale securities	(1)		(2)	(3)
Debt securities issued by companies incorporated in Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	175		65
Gross Unrealized Gains	4		0
Gross unrealized (Losses)	0		0
Fair Value	179		65
Debt securities issued by companies incorporated outside Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	25		46
Gross Unrealized Gains	0		0
Gross unrealized (Losses)	(1)		(3)
Fair Value	24		43
Fair Value
Fair Value Less than 12 months	0		10
Fair Value 12 months or longer	13		13
Fair Value Total	13		23
Unrealized Losses
Unrealized Losses Less than 12 months	0		0
Unrealized losses over one year	(1)		3
Unrealized Losses Total	(1)		3
Equity securities issued by companies incorporated in Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	21		18
Gross Unrealized Gains	16		11
Gross unrealized (Losses)	0		0
Fair Value	37		29
Equity securities issued by companies incorporated outside Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	10		11
Gross Unrealized Gains	15		11
Gross unrealized (Losses)	0		0
Fair Value	25		22
Mutual Fund units
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	4		15
Gross Unrealized Gains	1		3
Gross unrealized (Losses)	0		0
Fair Value	5		18
Net Gains Losses On Available For Sale Securities [Abstract]
Other-Than-Temporary-Impairment	0		0	(1)
Total available-for-sale securities
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	2,919		9,650
Gross Unrealized Gains	442		269
Gross unrealized (Losses)	(29)		(3)
Fair Value	3,332		9,916
Fair Value
Fair Value Less than 12 months	1,220		10
Fair Value 12 months or longer	34		13
Fair Value Total	1,254		23
Unrealized Losses
Unrealized Losses Less than 12 months	(28)		0
Unrealized losses over one year	(1)		3
Unrealized Losses Total	(29)		3
Corporate Debt Securities
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	4		0	6
Gross realized losses on sales of available for sale securities	0		(5)	(1)
Equity securities
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	8		27	1
Gross realized losses on sales of available for sale securities	0		0	(2)
Other-Than-Temporary-Impairment	0		(2)	(2)
OTTI of Greek government bonds
Net Gains Losses On Available For Sale Securities [Abstract]
Other-Than-Temporary-Impairment	0		0	€ (23)
Foreign treasury bills
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	234		229
Gross Unrealized Gains	0		0
Gross unrealized (Losses)	0		0
Fair Value	€ 234		€ 229